Revenue - Summary Of Revenue Recognized Included in Contract Liability (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Contract with Customer, Liability, Revenue Recognized	¥ 17,729,391	¥ 16,885,965	¥ 14,882,040
Tuition fees [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer, Liability, Revenue Recognized	14,112,073	12,576,013	11,732,597
Meals [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer, Liability, Revenue Recognized	2,544,550	2,468,208	2,337,977
Accommodation [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer, Liability, Revenue Recognized	1,052,768	841,744	805,900
Others [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer, Liability, Revenue Recognized	¥ 20,000	¥ 1,000,000	¥ 5,566